Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000161620 | 316175504 | Fidelity Treasury Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000161620 | 66538R540 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161620 | 912797SX6 | United States Treasury Bill, 3.610%
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161620 | 912797RS8 | United States Treasury Bill, 3.535%
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161620 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161620 | JPCPILS2A | JP Morgan International Long/Short Index Basket 2, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161620 | JPCPILS3A | JP Morgan International Long/Short Index Basket 3, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161620 | JPCPILS1A | JP Morgan International Long/Short Index Basket, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161620 | JPCPUSH1 | JP Morgan U.S. Short Index Basket, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161620 | MSCPUS1A | Morgan Stanley U.S. Counterpoint Index, 4/8/27
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161620 | Technology04342Y104
Holdings [Line Items]
Percent of Total Investments	23.10%
C000161620 | Equities66538R540
Holdings [Line Items]
Percent of Total Investments	11.10%
C000161620 | Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	52.20%
C000161620 | U.S. Government & Agencies912797RS8
Holdings [Line Items]
Percent of Total Investments	13.60%
C000161620 | Consumer Discretionary075896159
Holdings [Line Items]
Percent of Total Investments	0.00%
C000161620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161620 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161620 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161620 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161620 | Equity
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161620 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000161620 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000161621 | 316175504 | Fidelity Treasury Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000161621 | 66538R540 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161621 | 912797SX6 | United States Treasury Bill, 3.610%
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161621 | 912797RS8 | United States Treasury Bill, 3.535%
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161621 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161621 | JPCPILS2A | JP Morgan International Long/Short Index Basket 2, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161621 | JPCPILS3A | JP Morgan International Long/Short Index Basket 3, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161621 | JPCPILS1A | JP Morgan International Long/Short Index Basket, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161621 | JPCPUSH1 | JP Morgan U.S. Short Index Basket, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161621 | MSCPUS1A | Morgan Stanley U.S. Counterpoint Index, 4/8/27
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161621 | Technology04342Y104
Holdings [Line Items]
Percent of Total Investments	23.10%
C000161621 | Equities66538R540
Holdings [Line Items]
Percent of Total Investments	11.10%
C000161621 | Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	52.20%
C000161621 | U.S. Government & Agencies912797RS8
Holdings [Line Items]
Percent of Total Investments	13.60%
C000161621 | Consumer Discretionary075896159
Holdings [Line Items]
Percent of Total Investments	0.00%
C000161621 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161621 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161621 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161621 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161621 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161621 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161621 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161621 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161621 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161621 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161621 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161621 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161621 | Equity
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161621 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000161621 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000161622 | 316175504 | Fidelity Treasury Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000161622 | 66538R540 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161622 | 912797SX6 | United States Treasury Bill, 3.610%
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161622 | 912797RS8 | United States Treasury Bill, 3.535%
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161622 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161622 | JPCPILS2A | JP Morgan International Long/Short Index Basket 2, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161622 | JPCPILS3A | JP Morgan International Long/Short Index Basket 3, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161622 | JPCPILS1A | JP Morgan International Long/Short Index Basket, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161622 | JPCPUSH1 | JP Morgan U.S. Short Index Basket, 1/21/27
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161622 | MSCPUS1A | Morgan Stanley U.S. Counterpoint Index, 4/8/27
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161622 | Technology04342Y104
Holdings [Line Items]
Percent of Total Investments	23.10%
C000161622 | Equities66538R540
Holdings [Line Items]
Percent of Total Investments	11.10%
C000161622 | Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	52.20%
C000161622 | U.S. Government & Agencies912797RS8
Holdings [Line Items]
Percent of Total Investments	13.60%
C000161622 | Consumer Discretionary075896159
Holdings [Line Items]
Percent of Total Investments	0.00%
C000161622 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161622 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161622 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161622 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161622 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161622 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161622 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161622 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161622 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161622 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161622 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161622 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161622 | Equity
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161622 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000161622 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000146567 | Goldman Sachs Financial Square Government Fund
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000146567 | United States Treasury Bill, 3.62, 2026-04-28
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000146567 | United States Treasury Bill, 3.63, 2026-05-26
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000146567 | United States Treasury Bill, 3.61, 2026-06-18
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000146567 | United States Treasury Bill, 3.61, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000146567 | United States Treasury Bill, 3.63, 2026-09-24
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000146567 | United States Treasury Note, 3.625, 2027-08-31
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146567 | United States Treasury Bill, 3.535, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146567 | Goldman Sachs Financial Square Treasury Instruments Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000146567 | Counterpoint High Yield Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000146567 | U.S. Government & Agencies912797RS8
Holdings [Line Items]
Percent of Total Investments	75.00%
C000146567 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000146567 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000146567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000146567 | Fixed Income - Other66538R722
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146567 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	24.90%
C000146567 | Fixed Income - Other52472T726
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146567 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000146568 | Goldman Sachs Financial Square Government Fund
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000146568 | United States Treasury Bill, 3.62, 2026-04-28
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000146568 | United States Treasury Bill, 3.63, 2026-05-26
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000146568 | United States Treasury Bill, 3.61, 2026-06-18
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000146568 | United States Treasury Bill, 3.61, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000146568 | United States Treasury Bill, 3.63, 2026-09-24
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000146568 | United States Treasury Note, 3.625, 2027-08-31
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146568 | United States Treasury Bill, 3.535, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146568 | Goldman Sachs Financial Square Treasury Instruments Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000146568 | Counterpoint High Yield Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000146568 | U.S. Government & Agencies912797RS8
Holdings [Line Items]
Percent of Total Investments	75.00%
C000146568 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000146568 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000146568 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000146568 | Fixed Income - Other66538R722
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146568 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	24.90%
C000146568 | Fixed Income - Other52472T726
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146568 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000146569 | Goldman Sachs Financial Square Government Fund
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000146569 | United States Treasury Bill, 3.62, 2026-04-28
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000146569 | United States Treasury Bill, 3.63, 2026-05-26
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000146569 | United States Treasury Bill, 3.61, 2026-06-18
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000146569 | United States Treasury Bill, 3.61, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000146569 | United States Treasury Bill, 3.63, 2026-09-24
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000146569 | United States Treasury Note, 3.625, 2027-08-31
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146569 | United States Treasury Bill, 3.535, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146569 | Goldman Sachs Financial Square Treasury Instruments Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000146569 | Counterpoint High Yield Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000146569 | U.S. Government & Agencies912797RS8
Holdings [Line Items]
Percent of Total Investments	75.00%
C000146569 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000146569 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000146569 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000146569 | Fixed Income - Other66538R722
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146569 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	24.90%
C000146569 | Fixed Income - Other52472T726
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146569 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200261 | 09248U841 | BlackRock Liquidity Funds MuniCash, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000200261 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200261 | 018642744 | AB High Income Municipal Portfolio, Advisor Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | 001419654 | Invesco High Yield Municipal Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | 026545806 | American High-Income Municipal Bond Fund, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | 741486302 | T Rowe Price Tax-Free High Yield Fund, Inc., Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200261 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200261 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	96.60%
C000200261 | Fixed Income - Other018642744
Holdings [Line Items]
Percent of Total Investments	3.40%
C000200261 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000200262 | 09248U841 | BlackRock Liquidity Funds MuniCash, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000200262 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200262 | 018642744 | AB High Income Municipal Portfolio, Advisor Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | 001419654 | Invesco High Yield Municipal Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | 026545806 | American High-Income Municipal Bond Fund, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | 741486302 | T Rowe Price Tax-Free High Yield Fund, Inc., Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200262 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200262 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	96.60%
C000200262 | Fixed Income - Other018642744
Holdings [Line Items]
Percent of Total Investments	3.40%
C000200262 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000200263 | 09248U841 | BlackRock Liquidity Funds MuniCash, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000200263 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200263 | 018642744 | AB High Income Municipal Portfolio, Advisor Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | 001419654 | Invesco High Yield Municipal Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | 026545806 | American High-Income Municipal Bond Fund, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | 741486302 | T Rowe Price Tax-Free High Yield Fund, Inc., Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200263 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200263 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	96.60%
C000200263 | Fixed Income - Other018642744
Holdings [Line Items]
Percent of Total Investments	3.40%
C000200263 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	94.80%